Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Estimated Fair Value of Financial Instruments that are not Required to be Measured or Reported at Fair Value
The estimated fair values of the Company’s financial instruments that are not required to be measured or reported at fair value are as follows:

	At June 30, 2022		At December 31, 2021
(In Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents (Level 1)	$62,996	$62,996	$22,590	$22,590
Certificates of deposit with other banks (Level 3)	11,088	11,088	12,828	12,828
Securities held to maturity (Level 2)	28,816	28,290	—	—
Loans (Level 3)	786,516	774,687	711,664	705,706
Accrued interest receivable (Level 1)	3,797	3,797	3,022	3,022
Restricted investments in bank stock (Level 1)	2,567	2,567	2,685	2,685
Cash surrender value of life insurance (Level 1)	19,012	19,012	18,787	18,787
Financial liabilities:
Non-maturity deposits (Level 1)	689,249	689,249	591,344	591,344
Time Deposits (Level 3)	213,124	210,984	180,321	180,485
Other borrowings (Level 3)	1,639	1,639	19,814	19,819
Subordinated Notes (Level 3)	40,585	38,026	20,696	20,696
Accrued interest payable (Level 1)	325	325	103	103

The estimated fair values of the Company’s financial instruments that are not required to be measured or reported at fair value are as follows:

	At December 31, 2021		At December 31, 2020
(In Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents (Level 1)	$22,590	$22,590	$33,162	$33,162
Certificates of deposit with other banks (Level 3)	12,828	12,828	17,051	17,051
Loans (Level 3)	711,664	705,706	233,795	236,030
Accrued interest receivable (Level 1)	3,022	3,022	1,675	1,675
Restricted investments in bank stock (Level 1)	2,685	2,685	2,268	2,268
Cash surrender value of life insurance (Level 1)	18,787	18,787	8,941	8,941
Financial liabilities:
Non-maturity deposits (Level 1)	591,344	591,344	294,469	294,469
Time Deposits (Level 3)	180,321	180,485	80,655	81,164
Long-term borrowings (Level 3)	19,814	19,819	1,120	1,116
Subordinated Notes (Level 3)	20,696	20,696	—	—
Accrued interest payable (Level 1)	103	103	233	233

Summary of Fair Value of Assets and Liabilities Measured on Recurring Basis

	June 30, 2022
(In Thousands)	Level I	Level II	Level III	Total
Assets:
Small Business Administration loan pools	$—	$693	$—	$693
Obligations of state and political subdivisions	—	40,993	—	40,993
Mortgage backed securities	—	44,070	—	44,070

Total	$—	$85,756	$—	$85,756

	December 31, 2021
(In Thousands)	Level I	Level II	Level III	Total

Assets:
Small Business Administration loan pools	$—	$1,084	$—	$1,084
Obligations of state and political subdivisions	—	48,482	—	48,482
Mortgage backed securities	—	54,217	—	54,217

Total	$—	$103,783	$—	$103,783

	December 31, 2021
(In Thousands)	Level I	Level II	Level III	Total
Assets:
Small Business Administration loan pools	—	1,084	—	1,084
Obligations of state and political subdivisions	—	48,482	—	48,482
Mortgage backed securities	—	54,217	—	54,217

Total	$—	$103,783	$—	$103,783

	December 31, 2020
(In Thousands)	Level I	Level II	Level III	Total
Assets:
Small Business Administration loan pools	$—	$7,994	$—	$7,994
Obligations of state and political subdivisions	—	52,059	—	52,059
Mortgage backed securities	—	65,394	—	65,394

Total	$—	$125,447	$—	$125,447

Summary of Financial Assets Measured at Fair Value on a Nonrecurring Basis
For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used as of June 30, 2022 and December 31, 2021 are presented in the table below.

	June 30, 2022
(In Thousands)	Level I	Level II	Level III	Total
Impaired loans	$—	$—	$8,297	$8,297

	December 31, 2021
(In Thousands)	Level I	Level II	Level III	Total
Impaired loans	$—	$—	$751	$751
Loans Held for Sale	$—	$—	$3,860	$3,860

For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used as of December 31, 2021 are presented in the table below. There were no impaired loans measured at their fair value on a nonrecurring basis as of December 31, 2020.

	December 31, 2021
(In Thousands)	Level I	Level II	Level III	Total
Impaired loans	$—	$—	$751	$751
Loans Held for Sale	$—	$—	$3,860	$3,860

	December 31, 2020
(In Thousands)	Level I	Level II	Level III	Total
Loans Held for Sale	$—	$—	$1,015	$1,015

Summary of Information about Valuation Processes Used to Determine Nonrecurring Fair Value Measurements
The following tables provide information describing the valuation processes used to determine nonrecurring fair value measurements categorized within Level III of the fair value hierarchy:

	June 30, 2022
	Quantitative Information About Level III Fair Value Measurements
(In Thousands)	Fair Value	Valuation Techniques		Unobservable Input	Range (Weighted Average)
Impaired loans	$8,297	Appraisal of collateral	(1)	Liquidation expenses	10%

	December 31, 2021
	Quantitative Information About Level III Fair Value Measurements
(In Thousands)	Fair Value	Valuation Techniques		Unobservable Input	Range (Weighted Average)

Impaired loans	$751	Appraisal of collateral	(1)	Liquidation expenses	10%
Loans Held for Sale	$3,860	Appraisal of collateral	(1)	Liquidation of collateral	15%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which include various Level III inputs that are not identifiable.

The following tables provide information describing the valuation processes used to determine nonrecurring fair value measurements categorized within Level III of the fair value hierarchy:

	December 31, 2021
	Quantitative Information About Level III Fair Value Measurements
(In Thousands)	Fair Value	Valuation Techniques		Unobservable Input	Range (Weighted Average)
Impaired loans	$751	Appraisal of collateral	(1)	Liquidation expenses	10%
Loans Held for Sale	$3,860	Appraisal of collateral	(1)	Liquidation of collateral	15%

	December 31, 2020
	Quantitative Information About Level III Fair Value Measurements
(In Thousands)	Fair Value	Valuation Techniques		Unobservable Input	Range (Weighted Average)
Loans Held for Sale	$1,015	Appraisal of collateral	(1)	Liquidation of collateral	10%
(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which include various Level III inputs that are not identifiable.